SIGNIFICANT ACCOUNTING POLICIES - Schedule of Subsidiary Interests (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business services | BFIN
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Brookfield RPS Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Multiplex
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Crossbridge Condominium Services Ltd.
Disclosure of subsidiaries [line items]
Voting interest (%)	90.00%	90.00%
Economic interest (%)	90.00%	90.00%
Business services | WatServ
Disclosure of subsidiaries [line items]
Voting interest (%)	75.00%	75.00%
Economic interest (%)	75.00%	75.00%
Business services | BG Fuels
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	26.00%	26.00%
Business services | Nova Cold Logistics
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	25.00%	25.00%
Business services | Greenergy Fuels Holding Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	85.00%	85.00%
Economic interest (%)	14.00%	14.00%
Business services | Imagine Communications Group Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	55.00%	55.00%
Economic interest (%)	31.00%	31.00%
Business services | Healthscope Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	0.00%
Economic interest (%)	27.00%	0.00%
Business services | Ouro Verde Locação e Seviços S.A.
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	0.00%
Economic interest (%)	35.00%	0.00%
Business services | Genworth MI Canada Inc.
Disclosure of subsidiaries [line items]
Voting interest (%)	57.00%	0.00%
Economic interest (%)	29.00%	0.00%
Infrastructure services | Westinghouse Electric Company
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	44.00%	44.00%
Infrastructure services | Teekay Offshore LP
Disclosure of subsidiaries [line items]
Voting interest (%)	73.00%	51.00%
Economic interest (%)	31.00%	25.00%
Industrials | Hammerstone Corporation
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	39.00%	39.00%
Industrials | GrafTech International Ltd.
Disclosure of subsidiaries [line items]
Voting interest (%)	74.00%	79.00%
Economic interest (%)	25.00%	27.00%
Industrials | BRK Ambiental
Disclosure of subsidiaries [line items]
Voting interest (%)	70.00%	70.00%
Economic interest (%)	26.00%	26.00%
Industrials | AP Infrastructure Solutions LP
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	25.00%	25.00%
Industrials | Schoeller Allibert Group B.V.
Disclosure of subsidiaries [line items]
Voting interest (%)	52.00%	52.00%
Economic interest (%)	14.00%	14.00%
Industrials | CWC Energy Services Corp.
Disclosure of subsidiaries [line items]
Voting interest (%)	80.00%	78.00%
Economic interest (%)	54.00%	56.00%
Industrials | Ember Resources Inc.
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	46.00%	41.00%
Industrials | Clarios Global LP
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	0.00%
Economic interest (%)	28.00%	0.00%